UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 12, 2016

Commission File Number of securitizer: 025-1630

Central Index Key Number of securitizer: 0001605867

DC Residential IV Portfolio Private Owner, LLC

Jack L. Macdowell, Jr.

(203) 883-8920

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

DC Residential IV Portfolio Private Owner, LLC (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this reports relates (the “Reporting Period”) is the 3-month period ending on December 31, 2015.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period are attached as an Exhibit 99.1 to this form ABS-15G.1

Exhibits

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.

[1]	Securitizer has listed the entity that sold the loan to it as the originator. This is the entity that made the relevant representations and has the corresponding repurchase obligation. Securitizer re-underwrote each loan purchased by it as if the entity selling the loan to it had originated the loan. In some cases the entity selling a loan to Securitizer may not have been the originator of the loan. Securitizer has no ability to determine the identity of all of the originators without unreasonable effort and expense because in many cases the contract files delivered by the seller do not contain that information. To the extent the originator is not the seller, Securitizer has no recourse against that entity and has not relied in any respect on that entity’s underwriting of the loan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DC Residential IV Portfolio Private Owner, LLC

By:	/s/ Jack L. Macdowell, Jr.
Name:	Jack L. Macdowell, Jr.
Title:	Authorized Signatory

Date:	February 12, 2016

EXHIBIT INDEX

Exhibit Number

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.